Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Schedule of Preferred Stock
The Company’s preferred stock authorized, issued and outstanding, the aggregate liquidation preferences, including dividends that would be due if and when declared by the board of directors are as follows (in thousands, except share):

	December 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A	1,051,540	1,051,540	$245	$245
Series A-1	5,475,700	5,475,700	1,452	1,473
Series B	7,511,886	7,511,886	6,879	6,950
Series C	9,725,945	9,645,651	14,390	14,415
Series D	11,072,579	11,045,815	24,929	25,000
Series E	12,943,216	12,943,216	80,866	81,000
Series E-1	5,768,518	5,704,601	35,633	35,700
Series F	14,526,649	12,549,852	82,511	86,392
Total	68,076,033	65,928,261	$246,905	$251,175

	December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A	1,051,540	1,051,540	$245	$245
Series A-1	5,475,700	5,475,700	1,452	1,473
Series B	7,511,886	7,511,886	6,879	6,950
Series C	9,725,945	9,688,328	14,526	14,479
Series D	11,072,579	11,045,815	24,929	25,000
Series E	12,943,216	12,943,216	80,866	81,000
Series E-1	5,832,443	5,704,601	35,633	35,700
Series F	14,526,649	12,549,852	82,511	86,392
Total	68,139,958	65,970,938	$247,041	$251,239